ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 7—ACCOUNTS RECEIVABLE

Accounts Receivable—Trade, Net

A summary of contract receivables is as follows:

	December 31,
	2017	2016
	(In thousands)
Contract receivables:
Contracts in progress	$190,744	$245,604
Completed contracts	30,927	40,345
Retainages	119,550	58,431
Unbilled(1)	4,303	4,303
Less allowances	(17,222)	(14,299)
Accounts receivable—trade, net	$328,302	$334,384

(1)	This amount relates to a project milestone billing for which we are awaiting the customer’s final acceptance certificate. We expect to receive the final acceptance certificate during 2018.

We expect to invoice our unbilled receivables once certain milestones or other metrics are reached, and we expect to collect all unbilled amounts. We believe that our provision for losses on uncollectible accounts receivable is adequate for our loss exposure.

Our allowance for doubtful and disputed accounts, which is reflected in the Consolidated Balance Sheets as a reduction of Accounts receivable—Trade, net, and the provisions for doubtful and disputed accounts receivable, which is reflected in the Consolidated Statements of Operations, are as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Balance at beginning of period	$14,299	$14,325	$30,391
Charged to costs and expenses	3,229	-	89
Write-offs	(306)	(26)	(16,155)
Balance at end of period	$17,222	$14,299	$14,325

The following amounts represent retainages on contracts:

	December 31,
	2017	2016
	(In thousands)
Retainages expected to be collected within one year	$119,550	$58,431
Retainages expected to be collected after one year	39,253	127,193
Total retainages	$158,803	$185,624

We have included in Accounts receivable—trade, net, retainages expected to be collected in 2018. Of the long-term retainages at December 31, 2017, we expect to collect $9 million in 2019 and $30 million in 2020.

Accounts Receivable—Other

A summary of accounts receivable—other is as follows:

	December 31,
	2017	2016
	(In thousands)
Accrued unbilled other	$16,979	$12,075
Other taxes receivable	15,988	2,483
Employee receivables	4,291	4,730
Receivables from unconsolidated affiliates	3,305	13,292
Other	167	4,349
Accounts receivable—other	$40,730	$36,929

Employee receivables are expected to be collected within 12 months, and any allowance for doubtful accounts on our Accounts receivable—other is based on our estimate of the amount of probable losses due to the inability to collect these amounts (based on historical collection experience and other available information). As of December 31, 2017 and 2016, no such allowance for doubtful accounts was recorded.